Share Capital - Outstanding and Exercisable Options-Range of Exercise Prices (Details)	Dec. 31, 2019 CAD ($) shares year	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	18,498,000	19,967,000	22,645,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 17.75	$ 21.48	$ 23.96
Weighted average remaining contractual life of options outstanding (in years) | year	2.30
Number of stock options exercisable (in options) | shares	10,596,000	10,461,000
Weighted average exercise price of options exercisable (in cad per option)	$ 19.27	$ 25.87
$9.28 - $16.31
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	10,341,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 15.34
Weighted average remaining contractual life of options outstanding (in years) | year	2.65
Number of stock options exercisable (in options) | shares	5,350,000
Weighted average exercise price of options exercisable (in cad per option)	$ 15.86
$9.28 - $16.31 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	9.28
$9.28 - $16.31 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	$ 16.31
$16.32 - $25.41
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in options) | shares	8,157,000
Weighted average exercise price of stock options outstanding (in cad per option)	$ 20.80
Weighted average remaining contractual life of options outstanding (in years) | year	1.86
Number of stock options exercisable (in options) | shares	5,246,000
Weighted average exercise price of options exercisable (in cad per option)	$ 22.75
$16.32 - $25.41 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	16.32
$16.32 - $25.41 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of options (in CAD per option)	$ 25.41